Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,242	$ 983	$ 3,430	$ 2,766
United States
Disaggregation of Revenue [Line Items]
Total revenue	428	305	1,184	1,155
PRC
Disaggregation of Revenue [Line Items]
Total revenue	161	243	620	564
Japan
Disaggregation of Revenue [Line Items]
Total revenue	233	86	593	200
Taiwan
Disaggregation of Revenue [Line Items]
Total revenue	185	169	506	439
Republic of Korea
Disaggregation of Revenue [Line Items]
Total revenue	132	99	283	238
Other countries
Disaggregation of Revenue [Line Items]
Total revenue	$ 103	$ 81	$ 244	$ 170